Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade and Other Payables

NON-CURRENT TRADE AND OTHER PAYABLES

Million US dollar	2017	2016 Adjusted	2016 Reported

Indirect taxes payable	157	159	159
Trade payables	380	465	465
Deferred consideration on acquisitions	699	379	379
Other payables	226	313	325

	1 462	1 316	1 328

CURRENT TRADE AND OTHER PAYABLES

Million US dollar	2017	2016

Trade payables and accrued expenses	15 240	14 071
Payroll and social security payables	1 284	1 027
Indirect taxes payable	2 862	2 750
Interest payable	1 790	1 797
Consigned packaging	1 111	974
Dividends payable	479	447
Deferred income	30	52
Deferred consideration on acquisitions	1 723	1 640
Other payables	243	327

	24 762	23 086